Expense Example - iShares iBonds 2025 Term High Yield and Income ETF - iShares iBonds 2025 Term High Yield and Income ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113